Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 15: Subsequent Events

Pursuant to the Purchase Agreement, on April 6, 2023, the Company sold the Shares and the Warrants to the Purchasers, which included certain affiliated entities of Chicago Pacific Founders GP, L.P., a Delaware limited partnership (“CPF”), the Company’s Chief Medical Officer, and three members of the Company’s board of directors, for aggregate gross proceeds of approximately $89.5 million (collectively, the “March 2023 Private Placement”).

Registration Rights Agreement

On April 6, 2023, in connection with the Purchase Agreement, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Purchasers. Pursuant to the Registration Rights Agreement, the Company agreed to prepare and file a registration statement with the SEC within 30 days after the closing of the March 2023 Private Placement for purposes of registering the resale of the Shares and shares of common stock issuable upon exercise of the Warrants. The Company agreed to use its reasonable best efforts to cause this registration statement to be declared effective by the SEC within 120 days after the date thereof. The Registration Rights Agreement also contains certain shelf takedown and piggyback rights.

The Company has also agreed, among other things, to indemnify the Purchasers, their officers, directors, members, employees and agents, successors and assigns under the registration statement from certain liabilities and to pay all fees and expenses incident to the Company’s obligations under the Registration Rights Agreement.

Letter Agreement with CPF

On April 6, 2023, in connection with the Purchase Agreement, the Company entered into a letter agreement (the “Letter Agreement”) with CPF, Chicago Pacific Founders GP III, L.P., a Delaware limited partnership (“CPF GP III”) (on behalf of the funds of which CPF is the general partner, certain funds of which CPF GP III is the general partner) and/or certain of their affiliated entities and funds (collectively, the “CPF Parties”). The Letter Agreement provides, pursuant to certain stipulations, that CPF will be entitled to designate one additional independent member of the Company’s board of directors and that CPF will be entitled to certain information rights and protective provisions. CPF Parties also agreed to a standstill restriction from the date of the closing of the March 2023 Private Placement to June 30, 2024 that limits the ownership of the CPF Parties to 49.99% of the Company’s Class A common stock and Class V common stock.

Note 25: Subsequent Events

Between January and March 2023, the Company borrowed a total of $12.9 million under the Unsecured Promissory Note.

On March 30, 2023, the Company entered into a Securities Purchase Agreement with the purchasers named therein (the “Purchasers”), certain of which are related parties, pursuant to which the Company will issue approximately 79.9 million units at a price of approximately $1.12 per unit for institutional investors, and a purchase price of approximately $1.19 per unit for employees and consultants. Each unit consists of one share of Class A common stock and 0.75 of a warrant to purchase one share of Class A common stock at an exercise price of $1.13. Certain institutional investors have elected to receive pre-funded warrants to purchase Class A common stock in lieu of a portion of their Class A common stock. In total, the Company agreed to sell (i) an aggregate of approximately 69.2 million shares of its Class A common stock, (ii) warrants to purchase an aggregate of approximately 59.9 million shares of Class A common stock, and (iii) pre-funded warrants to purchase an aggregate of approximately 10.8 million shares of Class A common stock, to the Purchasers for aggregate gross proceeds of approximately $89.5 million (collectively, the “Private Placement”). The Private Placement is subject to certain conditions and is expected to close on April 6, 2023.